Equity (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) $ / shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021 BRL (R$) $ / shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2020 BRL (R$)
Equity
Paid-in capital value		R$ 15,000		R$ 15,000
Paid-in capital shares | shares		683,509,869		683,509,869
Dividends paid, classified as operating activities				R$ 96,700
Surplus Minimum Mandatory				55,631
Dividends paid, classified as operating activities		R$ 741,301		547,645
Additional Proposed Dividends		130,857		96,700	R$ 40,806
Totaling Proposed Dividends		872,158		644,345
Dividends paid, ordinary shares per share | $ / shares	$ 1.2760		$ 0.9427
Dividends Withholding Income Tax Recognized In Current Liabilities	$ 53,930	53,930	$ 41,069	41,069
Dividends Witheld Income Tax	53,930	53,930	41,069	41,069
Declared Dividend Payables	741,725	741,725	548,006	548,006
Declared Dividend Payables1	741,301	741,301	547,645	547,645
Dividends Witheld Income Tax1	424	R$ 424	$ 361	361
Description Of Legal Reserve		Earnings reserve - legal reserve: created by allocating 5% of the net income for the year up to the limit of 20% of the share capital. The Company may not create the legal reserve in the year in which the balance of this reserve, plus the amount of the capital reserves, exceeds 30% of the share capital. The purpose of the legal reserve is to ensure the integrity of the share capital. It can only be used to offset losses or increase capital, but not to pay dividends
Investment Reserve		R$ 10,390,535		R$ 8,297,489
Retained earnings	$ 2,093,046	R$ 2,093,046